Commitments and Contingencies - Additional Information (Detail)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2016 USD ($)	Jan. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) Rigs	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 Rigs
Loss Contingencies [Line Items]
Significant probable or possible environmental contingent liabilities			$ 0		$ 0
Letters of credit			41,000,000		41,000,000	$ 6,000,000
Rent expense			300,000	$ 200,000	1,000,000	800,000	$ 600,000
Termination fees incurred				4,800,000	4,800,000
Loss on Contract Termination	$ 2,500,000	$ 2,300,000
Maximum guarantee of payment of obligations			$ 418,000,000		421,800,000
Guarantee obligations period			2021
Transportation, processing and marketing expenses of oil natural gas and natural gas liquids			$ 21,500,000	18,900,000	79,500,000	55,400,000	26,400,000
Fees related to unutilized capacity commitments			400,000	900,000
Production and Lease Operating Expense			30,146,000	29,052,000	118,999,000	100,282,000	62,150,000
Accrued Liabilities			$ 44,296,000		$ 44,326,000	59,478,000
Capacity Reservation
Loss Contingencies [Line Items]
Estimated working interest			53.00%		52.60%
Charges incurred for unutilized processing capacity			$ 600,000	$ 200,000	$ 600,000	200,000	300,000
Capacity Reservation | 2016
Loss Contingencies [Line Items]
Obligation for the cryogenic gas processing plant if gas is not processed			10,900,000		14,400,000
Capacity Reservation | 2017
Loss Contingencies [Line Items]
Obligation for the cryogenic gas processing plant if gas is not processed			16,500,000		16,400,000
Capacity Reservation | 2018
Loss Contingencies [Line Items]
Obligation for the cryogenic gas processing plant if gas is not processed			16,500,000		16,400,000
Capacity Reservation | 2019
Loss Contingencies [Line Items]
Obligation for the cryogenic gas processing plant if gas is not processed			16,500,000		16,400,000
Capacity Reservation | 2020
Loss Contingencies [Line Items]
Obligation for the cryogenic gas processing plant if gas is not processed			16,600,000		16,500,000
Capacity Reservation | Thereafter
Loss Contingencies [Line Items]
Obligation for the cryogenic gas processing plant if gas is not processed			97,900,000		97,200,000
Drilling Commitments
Loss Contingencies [Line Items]
Number of rigs to support Appalachian Basin operations | Rigs								1
Number of contracts terminated | Rigs				2
Drilling Commitments | 2016
Loss Contingencies [Line Items]
Minimum cost to retain drilling rigs			1,700,000		2,300,000
Minimum gross cost to retain the completion services			4,000,000		4,000,000
Drilling Commitments | 2017
Loss Contingencies [Line Items]
Minimum cost to retain drilling rigs			2,300,000		$ 2,300,000
Drilling Commitments | 2018
Loss Contingencies [Line Items]
Minimum cost to retain drilling rigs			$ 300,000
Pennsylvania Impact Fee
Loss Contingencies [Line Items]
Rate in which unconventional wells are charged			20.00%		20.00%
Production and Lease Operating Expense			$ 500,000	$ 600,000	$ 3,000,000	$ 4,100,000	$ 3,200,000
Accrued Liabilities			$ 3,600,000
Natural Gas Transportation Agreement
Loss Contingencies [Line Items]
Letters of credit					$ 39,800,000